Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Useful Lives

Buildings	15 – 20 years
Office furniture and software	3 – 5 years
Machinery and equipment	10 years
Vehicles	8 years
Construction in progress	Not depreciated
Leasehold improvements	Shorter of lease term or economic life

Buildings	15 – 20 years
Office furniture and software	3 – 5 years
Machinery and equipment	10 years
Vehicles	8 years
Construction in progress	Not depreciated
Leasehold improvements	Shorter of lease term or economic life